Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
Registrant Name	dei_EntityRegistrantName	GOLDMAN SACHS TRUST
Prospectus Date	rr_ProspectusDate	Aug. 30, 2013
Document Creation Date	dei_DocumentCreationDate	Aug. 16, 2013